Accounting Pronouncements	9 Months Ended
Sep. 30, 2017
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for the Partnership on January 1, 2018 and will be applied as a cumulative-effect adjustment as of this date. The Partnership’s only significant source of revenue that will be accounted for pursuant to ASU 2014-09 is its non-lease portion of time-charter contracts. Based on the Partnership’s preliminary assessment of ASU 2014-09, when applied to the standard terms of the Partnership’s time-charter contracts, no significant impact on the accounting for the non-lease portion of time-charter contracts is expected. The Partnership is in the final stages of completing its assessment of ASU 2014-09 and is focused on developing process changes, determining the transitional impact, and completing other items required for the adoption of ASU 2014-09.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Partnership expects to adopt ASU 2016-02 on January 1, 2018. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Partnership’s lessee-related leasing activities primarily consist of on balance sheet finance leases. The accounting for such transactions is not significantly impacted by ASU 2016-02. The Partnership also has extensive lessor-related leasing activities, which consist of bareboat charter contracts and the lease portion of time-charter contracts. However, ASU 2016-02 does not make extensive changes to lessor accounting. Based on the Partnership’s preliminary assessment of ASU 2016-02 no significant impact on the accounting for its lessor-related leasing activities is expected. The Partnership is in the final stages of completing its assessment of ASU 2016-02 and is focused on developing process changes, determining the transitional impact, and completing other items required for the adoption of ASU 2016-02.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments. This update replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership on January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity-method investees in the statements of cash flows. This update is effective for the Partnership on January 1, 2018, with a retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.

On November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities will also be required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 is effective for the Partnership on January 1, 2018.  Adoption of ASU 2016-18 will result in the Partnership’s statements of cash flows to be modified to include changes in restricted cash in addition to changes in cash and cash equivalents.

In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective January 1, 2019. The Partnership is currently evaluating the effect of adopting this new guidance.